LKCM Small-Mid Cap Equity Fund

Schedule of Investments

March 31, 2026 (Unaudited)

COMMON STOCKS - 97.0%	Shares	Value
Aerospace & Defense - 10.8%
BWX Technologies, Inc.	5,929	$1,212,421
FTAI Aviation Ltd.	6,936	1,699,320
Karman Holdings, Inc. (a)	9,467	757,833
Mercury Systems, Inc. (a)	11,794	859,901

		4,529,475

Banks - 4.6%
Coastal Financial Corp. (a)	5,004	380,804
Columbia Banking System, Inc.	15,603	427,990
Home BancShares, Inc.	15,820	426,033
UMB Financial Corp.	6,087	686,553

		1,921,380

Biotechnology - 2.6%
Natera, Inc. (a)	5,422	1,084,346

Building Products - 2.6%
Builders FirstSource, Inc. (a)	5,039	414,861
CSW Industrials, Inc.	2,564	668,127

		1,082,988

Capital Markets - 6.4%
Houlihan Lokey, Inc.	3,608	518,181
LPL Financial Holdings, Inc.	3,074	924,751
Miami International Holdings, Inc. (a)	9,906	385,542
SEI Investments Co.	11,120	872,586

		2,701,060

Commercial Services & Supplies - 3.0%
Casella Waste Systems, Inc. - Class A (a)	7,684	609,648
Tetra Tech, Inc.	21,539	648,755

		1,258,403

Construction Materials - 0.9%
Eagle Materials, Inc.	2,025	383,636

Consumer Finance - 2.6%
FirstCash Holdings, Inc.	5,845	1,098,860

Financial Services - 4.9%
Corpay, Inc. (a)	2,726	793,239
NCR Atleos Corp. (a)	28,786	1,254,494

		2,047,733

Ground Transportation - 1.4%
Saia, Inc. (a)	1,679	589,799

Health Care Equipment & Supplies - 2.3%
Alphatec Holdings, Inc. (a)	26,735	290,877
Merit Medical Systems, Inc. (a)	5,131	353,680
TransMedics Group, Inc. (a)	3,325	330,538

		975,095

Health Care Providers & Services - 6.6%
BrightSpring Health Services, Inc. (a)	36,893	1,572,011
Ensign Group, Inc.	5,873	1,183,409

		2,755,420

Hotels, Restaurants & Leisure - 1.8%
Wingstop, Inc.	2,776	430,197

Wynn Resorts Ltd.	3,102	315,008

		745,205

Independent Power and Renewable Electricity Producers - 1.5%
Talen Energy Corp. (a)	2,025	646,441

Insurance - 4.8%
Goosehead Insurance, Inc. - Class A (a)	15,103	644,294
Kinsale Capital Group, Inc.	1,714	585,605
Palomar Holdings, Inc. (a)	6,394	764,083

		1,993,982

IT Services - 1.7%
Twilio Inc. - Class A (a)	5,547	697,923

Life Sciences Tools & Services - 2.2%
Medpace Holdings, Inc. (a)	1,893	909,000

Machinery - 4.0%
ITT, Inc.	4,712	897,777
SPX Technologies, Inc. (a)	3,855	770,769

		1,668,546

Media - 0.8%
Nexstar Media Group, Inc. - Class A	1,877	339,418

Metals & Mining - 4.0%
Materion Corp.	6,255	904,786
Reliance, Inc.	2,544	773,172

		1,677,958

Oil, Gas & Consumable Fuels - 6.3%
Expand Energy Corp.	7,220	792,612
Golar LNG Ltd.	15,774	853,531
Permian Resources Corp.	45,711	974,558

		2,620,701

Professional Services - 2.5%
Planet Labs PBC (a)	37,532	1,049,019

Real Estate Management & Development - 3.4%
FirstService Corp.	5,504	764,726
Jones Lang LaSalle, Inc. (a)	2,138	650,636

		1,415,362

Semiconductors & Semiconductor Equipment - 4.4%
Tower Semiconductor Ltd. (a)	10,520	1,846,050

Software - 5.1%
Cellebrite DI Ltd. (a)	53,620	738,884
Q2 Holdings, Inc. (a)	11,348	536,760
Trimble, Inc. (a)	13,514	881,518

		2,157,162

Specialty Retail - 1.5%
Warby Parker, Inc. - Class A (a)	29,180	614,823

Textiles, Apparel & Luxury Goods - 2.3%
Capri Holdings Ltd. (a)	28,163	496,232
On Holding AG - Class A (a)	13,603	462,774

		959,006

Tobacco - 1.1%
Turning Point Brands, Inc.	5,471	474,828

Trading Companies & Distributors - 0.9%
Herc Holdings, Inc.	3,992	397,404

TOTAL COMMON STOCKS (Cost $33,704,990)		40,641,023

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS - 3.2%	Shares	Value
Invesco Government & Agency Portfolio - Institutional Class, 3.58% (b)	1,223,964	1,223,964
MSILF Government Portfolio - Institutional Class, 3.57% (b)	102,196	102,196

TOTAL MONEY MARKET FUNDS (Cost $1,326,160)		1,326,160

TOTAL INVESTMENTS - 100.2% (Cost $35,031,150)		41,967,183
Liabilities in Excess of Other Assets - (0.2)%		(98,654)

TOTAL NET ASSETS - 100.0%		$41,868,529

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of March 31, 2026.

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

LKCM Small-Mid Cap Equity Fund (the “Fund”) has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	$		$		$		$
	Level 1		Level 2		Level 3		Total
Investments:
Common Stocks		$40,641,023		$–		$–		$40,641,023
Money Market Funds		1,326,160		–		–		1,326,160

Total Investments		$41,967,183		$–		$–		$41,967,183

Refer to the Schedule of Investments for further disaggregation of investment categories.

Sector Classification as of March 31, 2026

(% of Net Assets)

Industrials	$10,575,634	25.2%
Financials	9,763,015	23.3
Health Care	5,723,861	13.7
Information Technology	4,701,135	11.2
Energy	2,620,701	6.3
Consumer Discretionary	2,319,034	5.6
Materials	2,061,594	4.9
Real Estate	1,415,362	3.4
Utilities	646,441	1.5
Consumer Staples	474,828	1.1
Communication Services	339,418	0.8
Money Market Funds	1,326,160	3.2
Liabilities in Excess of Other Assets	(98,654)	(0.2)

	$41,868,529	100.0%